PROPERTY, EQUIPMENT AND SOFTWARE, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
PROPERTY, EQUIPMENT AND SOFTWARE, NET
PROPERTY, EQUIPMENT AND SOFTWARE, NET
6.	PROPERTY, EQUIPMENT AND SOFTWARE, NET

Property, equipment and software, net, consisted of the following:

	As of June 30,	As of December 31,
	2024	2023
	US$	US$
Machinery and R&D equipment	28,367	26,551
Molds and tooling	137,855	84,367
Motor vehicles	49,461	50,935
Office and electronic equipment	34,607	32,325
Purchased software	71,827	68,422
Leasehold improvements	43,645	35,506
Property, equipment and software	365,762	298,106
Less: Accumulated depreciation	(98,699)	(66,258)
Construction in progress (i)	78,273	122,769
Property, equipment and software, net	345,336	354,617
(i)	Represents the capitalized expenditures on the construction of corporate buildings, leasehold improvements, molds, tooling and R&D equipment under construction.

Depreciation expenses on property, equipment and software were allocated to the following expense items:

	Six Months Ended June 30,
	2024	2023
	US$	US$
Cost of revenues	13,628	7,115
Research and development expenses	2,457	1,240
Selling and marketing expenses	13,282	6,871
General and administrative expenses	9,919	7,415
Total depreciation expenses	39,286	22,641

6.	PROPERTY, EQUIPMENT AND SOFTWARE, NET

Property, equipment and software, net, consisted of the following:

	As of December 31,
	2023	2022
	US$	US$
Machinery and R&D equipment	26,551	16,997
Molds and tooling	84,367	79,963
Motor vehicles	50,935	15,586
Office and electronic equipment	32,325	17,271
Purchased software	68,422	49,905
Leasehold improvements	35,506	22,431
Property, equipment and software	298,106	202,153
Less: Accumulated depreciation	(66,258)	(15,455)
Construction in progress(i)	122,769	66,773
Property, equipment and software, net	354,617	253,471
(i)	Represents the capitalized expenditures on the construction of corporate buildings, leasehold improvements, molds, tooling and R&D equipment under construction.

Depreciation expenses on property, equipment and software were allocated to the following expense items:

	Year Ended December 31,
	2023	2022	2021
	US$	US$	US$
Cost of revenues	16,111	38	25
Research and development expenses	3,238	2,681	1,626
Selling and marketing expenses	18,350	5,476	61
General and administrative expenses	17,258	4,595	344
Total depreciation expenses	54,957	12,790	2,056

Property, equipment and software with a net book value of US$37,287 and nil were pledged as security for the exchangeable notes subject to further notice by the exchangeable notes holder as mentioned in note 14 as of December 31, 2023 and 2022, respectively.